Schedule of investments
Delaware Tax–Free New Jersey Fund	September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.05%
Corporate Revenue Bonds — 5.93%
Cape May County Industrial Pollution Control Financing Authority Revenue
(Atlantic City Electric Company) Series A 6.80% 3/1/21(NATL)	1,350,000	$1,383,561
New Jersey Tobacco Settlement Financing Corporation
(Subordinate) Series B 5.00% 6/1/46	500,000	565,435
		1,948,996
Education Revenue Bonds — 11.47%
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	1,000,000	1,113,750
Series D 5.00% 7/1/36	500,000	570,990

(Princeton University) Series I 5.00% 7/1/32	500,000	636,195
(Ramapo College) Series A 5.00% 7/1/35(AGM)	1,000,000	1,209,300
(Stevens Institute of Technology) Series A 4.00% 7/1/50	225,000	238,347
		3,768,582
Electric Revenue Bonds — 1.13%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	180,000	130,725
Series TT 5.00% 7/1/32 ‡	335,000	238,688
		369,413
Healthcare Revenue Bonds — 6.27%
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack Meridian Health Obligated Group) 5.00% 7/1/35	1,000,000	1,209,300
(Valley Health System Obligated Group) 4.00% 7/1/44	750,000	848,790
		2,058,090
Housing Revenue Bond — 2.56%
New Jersey Housing & Mortgage Finance Agency
(Single Family Housing) Series D 4.00% 4/1/25(AMT)	750,000	841,980
		841,980
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Schedule of investments
Delaware Tax–Free New Jersey Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 14.15%
Garden State Preservation Trust
Series A 5.75% 11/1/28(AGM)	1,000,000	$1,258,600
Hudson County Improvement Authority Revenue
(Hudson County Lease Project) 5.375% 10/1/24(AGM)	1,000,000	1,199,510
Mercer County Improvement Authority Revenue
(Courthouse Annex Project) 5.00% 9/1/40	500,000	598,815
New Jersey Economic Development Authority
(Transit Transportation Project) Series A 4.00% 11/1/44	1,000,000	1,035,320
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation System) Series A 5.00% 12/15/23	500,000	555,865
		4,648,110
Local General Obligation Bonds — 17.28%
Bayonne
(School Refunding Bonds) 5.00% 7/1/39(BAM)	500,000	600,065
Belleville Board of Education
4.00% 9/1/37(BAM)	1,000,000	1,088,910
Ewing Township Board of Education
4.00% 7/15/36	1,000,000	1,169,990
Hudson
(Energy Savings Obligation) 4.00% 6/15/38	1,000,000	1,149,740
Livingston Township School District
5.00% 7/15/37	1,000,000	1,190,480
Township of Montclair
(Parking Utility Refunding Bonds) Series A 5.00% 1/1/37	415,000	475,063
		5,674,248
Resource Recovery Revenue Bond — 0.76%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41(AMT) #	250,000	249,745
		249,745
Special Tax Revenue Bonds — 23.41%
Bergen County Improvement Authority Revenue
(Guaranteed Governmental Pooled Loan) Series B 5.00% 2/15/39	1,000,000	1,143,000
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Burlington County Bridge Commission
(Governmental Loan Program)
4.00% 8/1/35	465,000	$550,286
4.00% 8/1/36	480,000	565,795
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	1,000,000	1,168,040
Essex County, New Jersey Improvement Authority Revenue
5.50% 10/1/27(NATL)	1,000,000	1,338,250
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40	285,000	196,650
Hudson County Improvement Authority Revenue
(Guttenberg General Obligation Bond Project) 5.00% 8/1/42	500,000	590,055
Monmouth County Improvement Authority Revenue
5.00% 1/15/29	190,000	192,546
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,310,000	1,365,688
Series A-1 5.00% 7/1/58	360,000	381,452
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note)
Series A 4.00% 10/1/22	100,000	98,643
Series A 5.00% 10/1/29	100,000	99,129
		7,689,534
State General Obligation Bonds — 2.09%
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35‡	250,000	159,375
(Public Improvement)
Series A 5.00% 7/1/24 ‡	75,000	53,719
Series A 5.00% 7/1/41 ‡	120,000	75,900
Series A 5.25% 7/1/34 ‡	60,000	43,125
Series A 5.375% 7/1/33 ‡	120,000	85,050
Series B 5.75% 7/1/38 ‡	175,000	123,375
Series C 6.00% 7/1/39 ‡	155,000	109,662

(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35‡	50,000	35,688
		685,894
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Schedule of investments
Delaware Tax–Free New Jersey Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 12.00%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/33	500,000	$622,590
Delaware River Port Authority Revenue
5.00% 1/1/30	1,000,000	1,131,910
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/48	500,000	602,995
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	426,630
Port Authority of New York & New Jersey
5.00% 10/15/41	500,000	580,545
South Jersey Port Corporation
(Subordinated Marine Terminal) Series B 5.00% 1/1/48(AMT)	535,000	575,906
		3,940,576
Total Municipal Bonds (cost $29,329,137)		31,875,168
Total Value of Securities—97.05% (cost $29,329,137)		31,875,168
Receivables and Other Assets Net of Liabilities—2.95%		969,138
Net Assets Applicable to 2,529,073 Shares Outstanding—100.00%		$32,844,306
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $249,745, which represents 0.76% of the Fund's net assets.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
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